7. Trade Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivables Tables Abstract
Trade Accounts Receivable
	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2018	12.31.2017
Customers
Residential	343,122	224,828	16,671	584,621	512,817
Industrial	282,547	40,763	85,786	409,096	368,054
Commercial	284,733	64,786	29,930	379,449	340,520
Rural	64,804	20,498	4,332	89,634	80,531
Public Entities	43,038	9,028	4,854	56,920	55,826
Public lighting	39,095	19	-	39,114	37,684
Public service	41,211	1,046	445	42,702	39,780
Unbilled	538,245	-	-	538,245	471,421
Energy installments plan (7.1)	137,866	15,129	44,956	197,951	190,261
Low income subsidy - Eletrobras	11,958	-	-	11,958	14,435
Other receivables	41,725	23,768	72,623	138,116	157,611
	1,828,344	399,865	259,597	2,487,806	2,268,940
Concessionaires and Permission holder
Energy supplies
Energy purchase agreements in the
regulated market - CCEAR	4,590	788	5,504	10,882	61,838
Bilateral contracts	94,162	-	7,432	101,594	68,111
CCEE (7.2)	132,801	-	190,856	323,657	442,541
Unbilled	137,076	-	-	137,076	183,765
Quota system and Reimbursement to generators	-	740	2,254	2,994	1,331
	368,629	1,528	206,046	576,203	757,586
Charges from using transmission grid	191,879	8,305	7,876	208,060	162,020
.
Telecommunications	43,499	13,190	6,296	62,985	65,769
.
Gas distribution	87,754	5,074	10,512	103,340	49,837
.
Expected credit losses (7.3)	(2,886)	(10,732)	(317,770)	(331,388)	(309,830)
	2,517,219	417,230	172,557	3,107,006	2,994,322
Current				2,944,091	2,733,240
Noncurrent				162,915	261,082

Allowance for Doubtful Accounts

	Balance as of		Reversal	Balance as of	Additions/	Reversal	Balance as of	Effects of applying	Additions /	Reversal	Balance as of
	January 1, 2016	Additions	of write offs	December 31, 2016	(reversals)	of write offs	December 31, 2017	new IFRS	(reversals)	of write offs	December 31, 2018
Customers
Residential	104,167	69,041	(106,706)	66,502	36,177	(80,147)	22,532	(5,708)	62,274	(57,376)	21,722
Industrial	42,176	45,552	(21,165)	66,563	26,265	(14,049)	78,779	4,394	10,367	(6,343)	87,197
Commercial	48,385	49,664	(30,974)	67,075	18,101	(25,901)	59,275	16,973	10,318	(16,849)	69,717
Rural	1,827	4,106	(2,803)	3,130	2,997	(3,396)	2,731	1,646	3,734	(4,301)	3,810
Public Entities	10,651	2,424	(94)	12,981	(3,833)	(4,313)	4,835	3,262	(1,313)	(1,910)	4,874
Public lighting	81	23	-	104	205	(269)	40	389	(304)	(5)	120
Public service	607	504	-	1,111	(653)	(439)	19	460	8	(288)	199
Unbilled	-	-	-	-	-	-	-	1,573	(71)	-	1,502
Adjustment to present value	-	-	-	-	-	-	-	(4,048)	1,165	-	(2,883)
	207,894	171,314	(161,742)	217,466	79,259	(128,514)	168,211	18,941	86,178	(87,072)	186,258
Concessionaries and permission holder
CCEE (7.2)	119,665	-	-	119,665	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	10,141	3,266	(330)	13,077	1,287	(175)	14,189	4,155	(8,860)	(10)	9,474
	129,806	3,266	(330)	132,742	1,287	(175)	133,854	4,155	(8,860)	(10)	129,139
Telecommunications	191	2,598	(2,255)	534	8,309	(7,332)	1,511	(1,233)	12,749	(9,148)	3,879
Gas distribution	1,795	3,209	(80)	4,924	1,433	(103)	6,254	-	6,017	(159)	12,112
	339,686	180,387	(164,407)	355,666	90,288	(136,124)	309,830	21,863	96,084	(96,389)	331,388